Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable
	June 30, 2020	December 31, 2019
Accounts receivable	$157,082	$98,195
Less: reserve for doubtful accounts	(64,846)	(36,416)
Accounts receivable, net	$92,236	$61,779